Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current provisions [abstract]
Civil	R$ 73,114	R$ 43,716
Labor	41,846	53,503
Provision for contingencies	114,960	97,219
Current provision for contingencies	43,820	91,490
Non-current provision for contingencies	R$ 71,140	R$ 5,729